Revenue (expenses) by type	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue (expenses) by type
32	Revenue (expenses) by type
The Company opted to present the consolidated statements of income by function. The table below shows the detailed costs and expenses by nature:

	12.31.2020	12.31.2019	12.31.2018
		(Recasted)	(Recasted)
As presented in the statements of income:
Revenue	3,771.1	5,462.6	5,071.1
Cost of sales and services	(3,293.5)	(4,667.1)	(4,303.1)
Administrative	(143.4)	(190.2)	(182.6)
Selling	(194.0)	(286.5)	(305.7)
Expected credit loss (reversal) over financial assets and contract assets	(61.8)	0.6	1.5
Research	(29.8)	(49.4)	(46.1)
Other operating expense, net	(374.7)	(346.8)	(199.4)
Equity in income of associates	2.7	(0.2)	(0.4)

Operating profit before financial income	(323.4)	(77.0)	35.3

Revenue (expenses) by nature:
Revenue from sales of goods	3,194.5	4,755.2	4,450.5
Revenue from sales of services	620.9	773.3	676.5
Sales deductions and tax on revenue (i)	(44.3)	(65.9)	(55.9)
General manufacturing costs (ii)	(3,001.4)	(4,457.4)	(4,031.1)
Depreciation	(163.6)	(113.8)	(159.2)
Amortization	(128.5)	(95.9)	(112.8)
Personnel expenses	(194.2)	(257.5)	(245.8)
Selling expenses	(48.1)	(71.9)	(67.3)
Equity in losses on associates	2.7	(0.2)	(0.5)
Expected credit losses over financial assets and contract assets	(61.8)	0.6	3.0
Services provided	(74.5)	(93.8)	(104.9)
Other operating expenses, net (Note 33)	(374.7)	(346.8)	(199.4)
Miscellaneous	(50.4)	(102.9)	(117.8)

Operating profit before financial income	(323.4)	(77.0)	35.3

(i)	Refers to sales taxes and other deductions.
(ii)	Refers to costs of materials, direct labor and general manufacturing expenses.